S000001579 [Member] Expense Example - Global Real Estate Securities Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,404
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,413
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	212
Expense Example, with Redemption, 3 Years	671
Expense Example, with Redemption, 5 Years	1,157
Expense Example, with Redemption, 10 Years	2,497
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	704
Expense Example, with Redemption, 3 Years	991
Expense Example, with Redemption, 5 Years	1,300
Expense Example, with Redemption, 10 Years	2,173
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,182
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	$ 1,239